Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Dow 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Dow 2x Strategy Fund (Class A)†
Account Value	$ 39,086	$ 39,086	$ 39,086	$ 40,682	$ 40,908	$ 35,450	$ 37,189	$ 33,741	$ 26,999	$ 28,782	$ 27,213	$ 27,332	$ 20,848	$ 24,166	$ 31,006	$ 34,103	$ 29,632	$ 30,825	$ 28,187	$ 24,299	$ 20,010	$ 17,316	$ 12,801	$ 23,839	$ 21,228	$ 20,830	$ 19,871	$ 16,166	$ 21,131	$ 17,812	$ 17,642	$ 18,762	$ 15,387	$ 13,941	$ 13,030	$ 11,886	$ 10,158	$ 9,703	$ 9,409	$ 9,137	$ 7,980	$ 9,380	$ 9,525
Average Annual Return, Percent	0.11%	23.80%	14.60%
Dow 2x Strategy Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.10%	25.01%	15.16%
Dow 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Dow 2x Strategy Fund (Class C)
Account Value	$ 38,110	$ 38,110	$ 38,110	39,738	40,031	34,756	36,530	33,208	26,621	28,430	26,931	27,089	20,700	24,043	30,904	34,053	29,652	30,903	28,311	24,449	20,171	17,488	12,953	24,166	21,560	21,194	20,257	16,510	21,621	18,258	18,119	19,303	15,860	14,395	13,480	12,318	10,547	10,094	9,804	9,540	8,348	9,828	10,000
Average Annual Return, Percent	3.32%	24.09%	14.32%
Dow 2x Strategy Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.32%	24.09%	14.32%
Dow 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name			Dow 2x Strategy Fund (Class H)
Account Value	$ 41,015	$ 41,015	$ 41,015	42,692	42,930	37,203	39,028	35,413	28,335	30,208	28,566	28,694	21,885	25,372	32,552	35,805	31,112	32,361	29,594	25,512	21,007	18,178	13,442	25,029	22,286	21,871	20,865	16,973	22,186	18,702	18,524	19,701	16,157	14,641	13,684	12,479	10,665	10,188	9,880	9,596	8,380	9,846	10,000
Average Annual Return, Percent	5.09%	25.00%	15.16%
Inverse Dow 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse Dow 2x Strategy Fund (Class A)†
Account Value	$ 643	$ 643	$ 643	623	622	718	681	745	926	862	910	913	1,240	1,106	912	859	1,017	1,001	1,120	1,339	1,686	2,022	3,116	2,434	2,761	2,871	3,047	3,812	3,084	3,690	3,803	3,750	4,612	5,133	5,557	6,163	7,333	7,822	8,265	8,905	10,562	9,460	9,526
Average Annual Return, Percent	(10.05%)	(27.77%)	(24.00%)
Inverse Dow 2x Strategy Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(5.55%)	(27.07%)	(23.63%)
Inverse Dow 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse Dow 2x Strategy Fund (Class C)
Account Value	$ 626	$ 626	$ 626	608	608	704	668	732	912	851	899	904	1,230	1,099	909	857	1,017	1,003	1,124	1,346	1,699	2,042	3,151	2,464	2,801	2,916	3,100	3,890	3,154	3,782	3,904	3,861	4,758	5,310	5,753	6,391	7,617	8,136	8,616	9,297	11,045	9,913	10,000
Average Annual Return, Percent	(7.18%)	(27.62%)	(24.20%)
Inverse Dow 2x Strategy Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(6.28%)	(27.62%)	(24.20%)
Inverse Dow 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse Dow 2x Strategy Fund (Class H)
Account Value	$ 675	$ 675	$ 675	653	652	753	714	781	972	904	954	958	1,301	1,161	958	902	1,068	1,052	1,177	1,407	1,771	2,123	3,272	2,558	2,901	3,012	3,196	4,001	3,239	3,876	3,995	3,939	4,846	5,394	5,838	6,475	7,700	8,210	8,676	9,356	11,087	9,934	10,000
Average Annual Return, Percent	(5.58%)	(27.08%)	(23.63%)
NASDAQ-100 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ-100® 2x Strategy Fund (Class A)†
Account Value	$ 89,988	$ 89,988	$ 89,988	109,683	102,234	101,425	89,054	77,302	60,408	65,681	50,612	35,765	37,298	42,157	73,069	90,719	74,378	73,512	60,026	59,184	47,194	38,098	23,140	31,451	24,978	24,865	23,318	17,405	26,165	22,508	19,902	19,170	16,861	15,144	14,124	11,347	11,450	9,438	9,794	10,407	8,683	9,762	9,525
Average Annual Return, Percent	(3.75%)	29.94%	24.57%
NASDAQ-100 2x Strategy Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.05%	31.21%	25.18%
NASDAQ-100 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ-100® 2x Strategy Fund (Class C)
Account Value	$ 87,525	$ 87,525	$ 87,525	106,876	99,799	99,196	87,259	75,883	59,408	64,717	49,962	35,372	36,956	41,852	72,676	90,396	74,328	73,604	60,214	59,473	47,525	38,437	23,391	31,850	25,344	25,275	23,748	17,757	26,749	23,052	20,422	19,706	17,368	15,628	14,607	11,755	11,885	9,816	10,205	10,863	9,082	10,230	10,000
Average Annual Return, Percent	(0.63%)	30.20%	24.23%
NASDAQ-100 2x Strategy Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.31%	30.20%	24.23%
NASDAQ-100 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ-100® 2x Strategy Fund (Class H)
Account Value	$ 94,464	$ 94,464	$ 94,464	115,136	107,319	106,471	93,484	81,146	63,410	68,945	53,128	37,542	39,151	44,252	76,697	95,223	78,069	77,162	63,006	62,119	49,535	39,988	24,289	33,010	26,219	26,098	24,475	18,269	27,463	23,623	20,889	20,120	17,697	15,896	14,830	11,912	12,021	9,909	10,283	10,926	9,116	10,249	10,000
Average Annual Return, Percent	1.05%	31.21%	25.18%
Inverse NASDAQ-100 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse NASDAQ-100® 2x Strategy Fund (Class A)†
Account Value	$ 139	$ 139	$ 139	118	129	134	154	179	231	214	283	417	440	420	282	253	323	335	426	463	617	827	1,518	1,531	1,953	2,027	2,215	3,064	2,246	2,646	3,080	3,387	3,903	4,413	4,825	6,081	6,153	7,634	7,619	7,600	9,488	9,056	9,523
Average Annual Return, Percent	(14.35%)	(38.64%)	(34.81%)
Inverse NASDAQ-100 2x Strategy Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(10.05%)	(38.05%)	(34.49%)
Inverse NASDAQ-100 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse NASDAQ-100® 2x Strategy Fund (Class C)
Account Value	$ 136	$ 136	$ 136	116	127	133	153	178	230	214	283	418	442	423	284	255	327	340	432	471	629	845	1,553	1,568	2,003	2,083	2,279	3,157	2,320	2,739	3,193	3,517	4,062	4,597	5,035	6,355	6,439	7,983	7,971	7,971	9,948	9,503	10,000
Average Annual Return, Percent	(11.68%)	(38.52%)	(34.92%)
Inverse NASDAQ-100 2x Strategy Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(10.86%)	(38.52%)	(34.92%)
Inverse NASDAQ-100 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse NASDAQ-100® 2x Strategy Fund (Class H)
Account Value	$ 146	$ 146	$ 146	124	135	142	162	189	244	226	298	439	464	443	297	266	340	352	448	487	649	871	1,596	1,608	2,054	2,133	2,329	3,220	2,364	2,786	3,243	3,567	4,110	4,646	5,080	6,401	6,474	8,025	8,004	7,978	9,974	9,514	10,000
Average Annual Return, Percent	(10.24%)	(38.04%)	(34.48%)
Russell 2000 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® 2x Strategy Fund (Class A)†
Account Value	$ 12,602	$ 12,602	$ 12,602	15,796	16,164	13,964	15,303	14,228	11,298	12,850	11,902	11,601	10,630	11,414	17,223	20,671	20,174	22,365	20,878	16,831	9,948	9,190	6,212	14,458	12,135	12,981	12,670	9,823	15,922	15,027	13,118	13,387	12,670	11,476	11,055	10,659	9,126	7,771	7,324	7,699	7,271	9,517	9,525
Average Annual Return, Percent	(21.57%)	14.08%	2.34%
Russell 2000 2x Strategy Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(17.65%)	15.20%	2.84%
Russell 2000 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® 2x Strategy Fund (Class C)
Account Value	$ 12,277	$ 12,277	$ 12,277	15,418	15,805	13,680	15,021	13,992	11,131	12,683	11,769	11,492	10,551	11,352	17,161	20,633	20,178	22,412	20,961	16,928	10,025	9,279	6,284	14,652	12,320	13,203	12,911	10,028	16,288	15,400	13,468	13,769	13,055	11,847	11,435	11,046	9,476	8,082	7,632	8,037	7,606	9,973	10,000
Average Annual Return, Percent	(19.06%)	14.33%	2.07%
Russell 2000 2x Strategy Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(18.26%)	14.33%	2.07%
Russell 2000 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® 2x Strategy Fund (Class H)
Account Value	$ 13,124	$ 13,124	$ 13,124	16,455	16,844	14,555	15,955	14,838	11,784	13,404	12,420	12,109	11,099	11,920	17,987	21,589	21,071	23,360	21,807	17,582	10,392	9,603	6,493	15,114	12,692	13,583	13,265	10,289	16,684	15,752	13,760	14,047	13,297	12,043	11,603	11,188	9,581	8,160	7,690	8,084	7,635	9,991	10,000
Average Annual Return, Percent	(17.74%)	15.11%	2.76%
Inverse Russell 2000 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse Russell 2000® 2x Strategy Fund (Class A)†
Account Value	$ 805	$ 805	$ 805	661	669	808	746	822	1,078	954	1,051	1,119	1,313	1,303	964	873	948	897	1,006	1,358	2,460	2,816	5,281	3,386	4,101	3,967	4,164	5,523	3,655	3,912	4,562	4,642	4,969	5,593	5,935	6,326	7,658	9,266	10,297	10,452	11,563	9,281	9,525
Average Annual Return, Percent	2.87%	(32.01%)	(22.27%)
Inverse Russell 2000 2x Strategy Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	8.00%	(31.35%)	(21.89%)
Inverse Russell 2000 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse Russell 2000® 2x Strategy Fund (Class C)
Account Value	$ 785	$ 785	$ 785	645	654	792	732	809	1,062	942	1,040	1,109	1,304	1,296	960	872	947	900	1,009	1,366	2,479	2,844	5,345	3,432	4,166	4,038	4,247	5,642	3,741	4,011	4,687	4,778	5,124	5,779	6,142	6,558	7,951	9,640	10,733	10,913	12,100	9,730	10,000
Average Annual Return, Percent	6.16%	(31.87%)	(22.47%)
Inverse Russell 2000 2x Strategy Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	7.16%	(31.87%)	(22.47%)
Inverse Russell 2000 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse Russell 2000® 2x Strategy Fund (Class H)
Account Value	$ 833	$ 833	$ 833	684	692	836	772	850	1,115	986	1,087	1,158	1,360	1,351	998	906	983	933	1,048	1,418	2,571	2,946	5,531	3,548	4,298	4,159	4,369	5,795	3,835	4,104	4,788	4,872	5,215	5,869	6,227	6,639	8,033	9,724	10,809	10,978	12,139	9,752	10,000
Average Annual Return, Percent	7.97%	(31.51%)	(22.00%)
S&P 500 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® 2x Strategy Fund (Class A)†
Account Value	$ 46,745	$ 46,745	$ 46,745	52,246	50,970	46,708	43,932	36,783	30,199	33,024	28,560	25,331	22,573	25,558	37,356	41,741	34,246	34,183	29,278	26,293	21,207	18,109	12,873	21,854	18,617	18,323	17,110	13,465	18,497	16,145	15,312	15,850	14,070	13,018	12,356	11,082	10,379	9,715	9,364	9,252	8,166	9,494	9,525
Average Annual Return, Percent	1.35%	28.17%	16.67%
S&P 500 2x Strategy Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.40%	29.42%	17.24%
S&P 500 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® 2x Strategy Fund (Class C)
Account Value	$ 45,534	$ 45,534	$ 45,534	50,984	49,830	45,750	43,111	36,162	29,746	32,588	28,237	25,091	22,398	25,409	37,210	41,654	34,244	34,246	29,387	26,438	21,364	18,277	13,017	22,140	18,895	18,633	17,432	13,743	18,916	16,543	15,717	16,301	14,496	13,438	12,778	11,484	10,775	10,105	9,757	9,658	8,542	9,949	10,000
Average Annual Return, Percent	4.63%	28.46%	16.37%
S&P 500 2x Strategy Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.62%	28.46%	16.37%
S&P 500 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® 2x Strategy Fund (Class H)
Account Value	$ 49,037	$ 49,037	$ 49,037	54,811	53,475	49,005	46,091	38,592	31,685	34,648	29,967	26,578	23,684	26,817	39,198	43,799	35,934	35,868	30,721	27,589	22,253	19,001	13,508	22,932	19,536	19,228	17,954	14,130	19,413	16,945	16,069	16,635	14,765	13,662	12,967	11,632	10,895	10,197	9,829	9,712	8,574	9,967	10,000
Average Annual Return, Percent	6.39%	29.42%	17.23%
Inverse S&P 500 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse S&P 500® 2x Strategy Fund (Class A)†
Account Value	$ 527	$ 527	$ 527	478	491	540	571	679	826	752	870	998	1,182	1,094	816	772	969	994	1,185	1,365	1,759	2,138	3,359	2,733	3,240	3,362	3,638	4,699	3,623	4,178	4,481	4,500	5,101	5,562	5,911	6,668	7,231	7,873	8,400	8,851	10,351	9,389	9,525
Average Annual Return, Percent	(12.14%)	(31.63%)	(25.50%)
Inverse S&P 500 2x Strategy Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(7.76%)	(30.96%)	(25.13%)
Inverse S&P 500 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse S&P 500® 2x Strategy Fund (Class C)
Account Value	$ 513	$ 513	$ 513	466	480	528	560	667	813	742	860	988	1,172	1,087	813	769	968	995	1,188	1,371	1,770	2,156	3,396	2,767	3,286	3,416	3,703	4,790	3,700	4,275	4,594	4,621	5,249	5,735	6,107	6,903	7,501	8,182	8,751	9,235	10,830	9,837	10,000
Average Annual Return, Percent	(9.31%)	(31.49%)	(25.70%)
Inverse S&P 500 2x Strategy Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	(8.47%)	(31.49%)	(25.70%)
Inverse S&P 500 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name			Inverse S&P 500® 2x Strategy Fund (Class H)
Account Value	$ 556	$ 556	$ 556	505	517	568	600	714	868	791	915	1,049	1,244	1,150	858	811	1,019	1,044	1,244	1,433	1,847	2,244	3,528	2,869	3,401	3,531	3,819	4,932	3,803	4,386	4,703	4,723	5,355	5,839	6,207	7,002	7,594	8,266	8,826	9,294	10,869	9,858	10,000
Average Annual Return, Percent	(7.41%)	(30.90%)	(25.10%)
Dow 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Dow 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Dow 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse Dow 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse Dow 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse Dow 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
NASDAQ-100 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
NASDAQ-100 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
NASDAQ-100 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse NASDAQ-100 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse NASDAQ-100 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse NASDAQ-100 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Russell 2000 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Russell 2000 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Russell 2000 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse Russell 2000 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse Russell 2000 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse Russell 2000 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse S&P 500 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse S&P 500 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Inverse S&P 500 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average
Account Value	$ 29,522	$ 29,522	$ 29,522	29,780	29,507	27,139	27,488	25,899	22,901	23,391	22,499	22,291	19,215	20,478	22,952	23,934	22,188	22,517	21,429	19,789	17,872	16,515	13,935	18,035	16,907	16,604	16,088	14,389	16,224	14,799	14,614	14,907	13,435	12,724	12,240	11,636	10,709	10,420	10,208	9,989	9,275	9,971	10,000
Average Annual Return, Percent	7.40%	16.20%	11.43%
Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average
Account Value	$ 29,522	$ 29,522	$ 29,522	29,780	29,507	27,139	27,488	25,899	22,901	23,391	22,499	22,291	19,215	20,478	22,952	23,934	22,188	22,517	21,429	19,789	17,872	16,515	13,935	18,035	16,907	16,604	16,088	14,389	16,224	14,799	14,614	14,907	13,435	12,724	12,240	11,636	10,709	10,420	10,208	9,989	9,275	9,971	10,000
Average Annual Return, Percent	7.40%	16.20%	11.43%
Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average
Account Value	$ 29,522	$ 29,522	$ 29,522	29,780	29,507	27,139	27,488	25,899	22,901	23,391	22,499	22,291	19,215	20,478	22,952	23,934	22,188	22,517	21,429	19,789	17,872	16,515	13,935	18,035	16,907	16,604	16,088	14,389	16,224	14,799	14,614	14,907	13,435	12,724	12,240	11,636	10,709	10,420	10,208	9,989	9,275	9,971	10,000
Average Annual Return, Percent	7.40%	16.20%	11.43%
Inverse Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average
Account Value	$ 29,522	$ 29,522	$ 29,522	29,780	29,507	27,139	27,488	25,899	22,901	23,391	22,499	22,291	19,215	20,478	22,952	23,934	22,188	22,517	21,429	19,789	17,872	16,515	13,935	18,035	16,907	16,604	16,088	14,389	16,224	14,799	14,614	14,907	13,435	12,724	12,240	11,636	10,709	10,420	10,208	9,989	9,275	9,971	10,000
Average Annual Return, Percent	7.40%	16.20%	11.43%
Inverse Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average
Account Value	$ 29,522	$ 29,522	$ 29,522	29,780	29,507	27,139	27,488	25,899	22,901	23,391	22,499	22,291	19,215	20,478	22,952	23,934	22,188	22,517	21,429	19,789	17,872	16,515	13,935	18,035	16,907	16,604	16,088	14,389	16,224	14,799	14,614	14,907	13,435	12,724	12,240	11,636	10,709	10,420	10,208	9,989	9,275	9,971	10,000
Average Annual Return, Percent	7.40%	16.20%	11.43%
Inverse Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average
Account Value	$ 29,522	$ 29,522	$ 29,522	29,780	29,507	27,139	27,488	25,899	22,901	23,391	22,499	22,291	19,215	20,478	22,952	23,934	22,188	22,517	21,429	19,789	17,872	16,515	13,935	18,035	16,907	16,604	16,088	14,389	16,224	14,799	14,614	14,907	13,435	12,724	12,240	11,636	10,709	10,420	10,208	9,989	9,275	9,971	10,000
Average Annual Return, Percent	7.40%	16.20%	11.43%
NASDAQ-100 2x Strategy Fund | Class A | NASDAQ 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Index
Account Value	$ 49,045	$ 49,045	$ 49,045	53,352	50,844	49,787	46,078	42,382	36,984	38,072	32,995	27,320	27,333	28,597	36,806	40,405	36,309	35,916	32,246	31,689	28,021	24,880	19,094	21,285	18,838	18,598	17,841	15,263	18,337	16,882	15,738	15,257	14,224	13,398	12,860	11,472	11,464	10,355	10,474	10,694	9,704	10,175	10,000
Average Annual Return, Percent	6.44%	20.76%	17.24%
NASDAQ-100 2x Strategy Fund | Class C | NASDAQ 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Index
Account Value	$ 49,045	$ 49,045	$ 49,045	53,352	50,844	49,787	46,078	42,382	36,984	38,072	32,995	27,320	27,333	28,597	36,806	40,405	36,309	35,916	32,246	31,689	28,021	24,880	19,094	21,285	18,838	18,598	17,841	15,263	18,337	16,882	15,738	15,257	14,224	13,398	12,860	11,472	11,464	10,355	10,474	10,694	9,704	10,175	10,000
Average Annual Return, Percent	6.44%	20.76%	17.24%
NASDAQ-100 2x Strategy Fund | Class H | NASDAQ 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Index
Account Value	$ 49,045	$ 49,045	$ 49,045	53,352	50,844	49,787	46,078	42,382	36,984	38,072	32,995	27,320	27,333	28,597	36,806	40,405	36,309	35,916	32,246	31,689	28,021	24,880	19,094	21,285	18,838	18,598	17,841	15,263	18,337	16,882	15,738	15,257	14,224	13,398	12,860	11,472	11,464	10,355	10,474	10,694	9,704	10,175	10,000
Average Annual Return, Percent	6.44%	20.76%	17.24%
Inverse NASDAQ-100 2x Strategy Fund | Class A | NASDAQ-100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Index
Account Value	$ 49,045	$ 49,045	$ 49,045	53,352	50,844	49,787	46,078	42,382	36,984	38,072	32,995	27,320	27,333	28,597	36,806	40,405	36,309	35,916	32,246	31,689	28,021	24,880	19,094	21,285	18,838	18,598	17,841	15,263	18,337	16,882	15,738	15,257	14,224	13,398	12,860	11,472	11,464	10,355	10,474	10,694	9,704	10,175	10,000
Average Annual Return, Percent	6.44%	20.76%	17.24%
Inverse NASDAQ-100 2x Strategy Fund | Class C | NASDAQ-100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Index
Account Value	$ 49,045	$ 49,045	$ 49,045	53,352	50,844	49,787	46,078	42,382	36,984	38,072	32,995	27,320	27,333	28,597	36,806	40,405	36,309	35,916	32,246	31,689	28,021	24,880	19,094	21,285	18,838	18,598	17,841	15,263	18,337	16,882	15,738	15,257	14,224	13,398	12,860	11,472	11,464	10,355	10,474	10,694	9,704	10,175	10,000
Average Annual Return, Percent	6.44%	20.76%	17.24%
Inverse NASDAQ-100 2x Strategy Fund | Class H | NASDAQ-100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Index
Account Value	$ 49,045	$ 49,045	$ 49,045	53,352	50,844	49,787	46,078	42,382	36,984	38,072	32,995	27,320	27,333	28,597	36,806	40,405	36,309	35,916	32,246	31,689	28,021	24,880	19,094	21,285	18,838	18,598	17,841	15,263	18,337	16,882	15,738	15,257	14,224	13,398	12,860	11,472	11,464	10,355	10,474	10,694	9,704	10,175	10,000
Average Annual Return, Percent	6.44%	20.76%	17.24%
Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Account Value	$ 20,135	$ 20,135	$ 20,135	22,243	22,169	20,288	20,975	19,942	17,489	18,434	17,522	17,055	16,055	16,414	19,822	21,435	20,986	21,943	21,040	18,669	14,211	13,543	10,798	15,563	14,156	14,504	14,206	12,398	15,537	15,000	13,921	13,932	13,482	12,759	12,452	12,152	11,166	10,240	9,866	9,605	9,145	9,891	10,000
Average Annual Return, Percent	(4.01%)	13.27%	7.25%
Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Account Value	$ 20,135	$ 20,135	$ 20,135	22,243	22,169	20,288	20,975	19,942	17,489	18,434	17,522	17,055	16,055	16,414	19,822	21,435	20,986	21,943	21,040	18,669	14,211	13,543	10,798	15,563	14,156	14,504	14,206	12,398	15,537	15,000	13,921	13,932	13,482	12,759	12,452	12,152	11,166	10,240	9,866	9,605	9,145	9,891	10,000
Average Annual Return, Percent	(4.01%)	13.27%	7.25%
Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Account Value	$ 20,135	$ 20,135	$ 20,135	22,243	22,169	20,288	20,975	19,942	17,489	18,434	17,522	17,055	16,055	16,414	19,822	21,435	20,986	21,943	21,040	18,669	14,211	13,543	10,798	15,563	14,156	14,504	14,206	12,398	15,537	15,000	13,921	13,932	13,482	12,759	12,452	12,152	11,166	10,240	9,866	9,605	9,145	9,891	10,000
Average Annual Return, Percent	(4.01%)	13.27%	7.25%
Inverse Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Account Value	$ 20,135	$ 20,135	$ 20,135	22,243	22,169	20,288	20,975	19,942	17,489	18,434	17,522	17,055	16,055	16,414	19,822	21,435	20,986	21,943	21,040	18,669	14,211	13,543	10,798	15,563	14,156	14,504	14,206	12,398	15,537	15,000	13,921	13,932	13,482	12,759	12,452	12,152	11,166	10,240	9,866	9,605	9,145	9,891	10,000
Average Annual Return, Percent	(4.01%)	13.27%	7.25%
Inverse Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Account Value	$ 20,135	$ 20,135	$ 20,135	22,243	22,169	20,288	20,975	19,942	17,489	18,434	17,522	17,055	16,055	16,414	19,822	21,435	20,986	21,943	21,040	18,669	14,211	13,543	10,798	15,563	14,156	14,504	14,206	12,398	15,537	15,000	13,921	13,932	13,482	12,759	12,452	12,152	11,166	10,240	9,866	9,605	9,145	9,891	10,000
Average Annual Return, Percent	(4.01%)	13.27%	7.25%
Inverse Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Account Value	$ 20,135	$ 20,135	$ 20,135	$ 22,243	$ 22,169	$ 20,288	$ 20,975	$ 19,942	$ 17,489	$ 18,434	$ 17,522	$ 17,055	$ 16,055	$ 16,414	$ 19,822	$ 21,435	$ 20,986	$ 21,943	$ 21,040	$ 18,669	$ 14,211	$ 13,543	$ 10,798	$ 15,563	$ 14,156	$ 14,504	$ 14,206	$ 12,398	$ 15,537	$ 15,000	$ 13,921	$ 13,932	$ 13,482	$ 12,759	$ 12,452	$ 12,152	$ 11,166	$ 10,240	$ 9,866	$ 9,605	$ 9,145	$ 9,891	$ 10,000
Average Annual Return, Percent	(4.01%)	13.27%	7.25%